Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Revenue by Segments

The following table presents revenue by segments for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the Year Ended December 31, 2022
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	300,808,236	204,916,075	505,724,311
Cost of revenue and related tax	(278,136,091)	(233,129,243)	(511,265,334)
Gross profit	22,672,145	(28,213,168)	(5,541,023)
Depreciation and amortization	51,190	3,905,647	3,956,837
Net loss	(1,616,559)	(194,966,487)	(196,583,046)
	For the Year Ended December 31, 2023
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	368,798,818	71,373,814	440,536,632
Cost of revenue and related tax	(323,533,990)	(100,811,626)	(424,345,616)
Gross profit	45,264,828	(29,073,812)	16,191,016
Depreciation and amortization	251,572	—	251,572
Net loss	(304,403,355)	(78,409,908)	(382,813,263)

	For the Year Ended December 31, 2024
	IT related solution services	Educational content service and other services	Total
	RMB	RMB	RMB
Revenue	218,765,146	30,066,311	248,831,457
Cost of revenue and related tax	(194,497,858)	(7,493,262)	(201,991,119)
Gross profit	24,267,288	22,573,049	46,840,338
Depreciation and amortization	299,774	—	299,774
Net loss	(29,321,964)	(4,089,008)	(33,410,972)

Schedule of Identifiable Long-Lived Assets, Net	Identifiable long-lived assets, net:
	December 31, 2023	December 31, 2024
	RMB	RMB
Identifiable long-lived assets, net:
IT related solution services	1,257,860	955,974
Educational content service and other services	—	—
Total	1,257,860	955,974